Cash and cash equivalents	12 Months Ended
Apr. 30, 2026
Notes and other explanatory information [abstract]
Cash and cash equivalents
10.	Cash and cash equivalents

	April 30, 2025	April 30, 2026	April 30, 2026
	SGD	SGD	USD

Cash at banks	759,891	1,139,870	894,858